Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) - kr / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Dividend proposed		kr 1.00	kr 1.00	kr 1.00	kr 3.70
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed	kr 1.50
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value	kr 5.00
Voting rights of share holders	one vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value	kr 5.00
Voting rights of share holders	one tenth of one vote per share
Treasury shares	19,853,247	37,057,039	50,265,499